Stockholders' Equity	4 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 4 - STOCKHOLDERS’ EQUITY

As of December 31, 2013 the Company had (i) 100,000,000 shares of Ccommon Stock authorized with a par value of $.0001 per share, of which 74,900,043 shares were issued and outstanding, and (ii) 25,000,000 shares of preferred stock, par value $.0001 per share, authorized, none of which was issued and outstanding. 8,980,047 shares of Common Stock have been issued to founders, of which 400,016 shares were issued to the President and director as part of their consulting agreements, further discussed in note 6. The shares were valued at par for a value of $898.

On November 14, 2013, the Company entered into and consummated transactions pursuant to a Subscription Agreement (the “Subscription Agreement”) with certain accredited investors whereby the Company issued and sold to the investors for $1.00 per share an aggregate of 249,998 shares of the Company’s Common Stock for an aggregate purchase price of $250,000.

As share-based compensation to employees and non-employees, the Company issued 2,369,991 shares of common stock valued at $2,369,991, based on the market price of the stock on the date of issuance.

On November 14, 2013, the Company consummated transactions pursuant to the Share Exchange Agreement with AGI dated November 14, 2013 by and among the Company and the stockholders of AGI whereby the AGI Stockholders transferred 100% of the outstanding shares of common stock of AGI held by them, in exchange for an aggregate of 8,980,047 newly issued shares of Common Stock.

On November 14, 2013, the Company issued 12,600,003 shares of Common Stock to NMC in connection with the option grant closing under the Option Agreement.

All shares presented in these financial statements and accompanying footnotes have been retroactively adjusted to reflect the increased number of shares resulting from the seven point eight-to-one forward stock split effective on December 16, 2013.

In connection with the sale of Common Stock discussed in note 10, the Company has received $40,400 in advances for subscriptions prior to December 31, 2013.